Document and Entity Information	Oct. 08, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 08, 2026
Entity File Number	000-50761
Entity Registrant Name	AngioDynamics, Inc.
Entity Central Index Key	0001275187
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	11-3146460
Entity Address, Address Line One	14 Plaza Drive
Entity Address, City or Town	Latham
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	12110
City Area Code	518
Local Phone Number	795-1400
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ANGO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false